Summary of Significant Accounting Policies Significant Accounting Policy (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Inventory Valuation Reserves							$ 22	$ 4
Research and development expenses	$ 13	$ 17	$ 17	$ 48	$ 50	$ 63	$ 64	65
Concentration Risk, Supplier							.1
Restructuring Charges		$ 6	$ 4	$ 36	$ 13		$ 4	15
Allowance for Doubtful Accounts Receivable						$ 0
Other Cash Equivalents, at Carrying Value							$ 3	$ 5